CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2010 USD ($)	Dec. 31, 2010 ILS
CONSOLIDATED BALANCE SHEETS [Abstract]
Allowance for doubtful accounts	$ 2,789		$ 3,406
Ordinary shares, par value per share		0.1		0.1
Ordinary shares, shares authorized	900,000,000	900,000,000	900,000,000	900,000,000
Ordinary shares, shares issued	219,007,476	219,007,476	215,376,076	215,376,076
Ordinary shares, shares outstanding	218,971,949	218,971,949	215,340,549	215,340,549
Treasury stock, shares	35,527	35,527	35,527	35,527